Financial Assets - Summary of Term Deposits Maturity (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Term deposits	¥ 535,260	¥ 559,341
Not later than one year [member]
Disclosure of financial assets [line items]
Term deposits	107,039	158,920
Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Term deposits	420,191	323,021
Later than five years and not later than ten years [member]
Disclosure of financial assets [line items]
Term deposits	¥ 8,030	¥ 77,400